united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Redwood Managed Volatility Fund

PORTFOLIO REVIEW

April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized Five	Annualized Since
	Six Months	One Year	Years	Inception(a)
Class I	2.98%	(6.11)%	(1.02)%	1.05%
Class N	2.90%	(6.31)%	(1.26)%	0.81%
Class Y	3.03%	(5.89)%	(0.89)%	1.17%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	4.63%	0.78%	1.31%	1.16%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.60% for Class I shares, 1.82% for Class N shares, and 1.57% for Class Y shares, per the March 1, 2023 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67% and 1.92% of average daily net assets attributable to Class I and Class N shares, respectively. There is no expense limitation for Class Y, effective March 1, 2023. Prior to March 1, 2023, the expense limitation was 1.43% for Class Y. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2023

% of Net Assets
Short-Term Investments	64.9%
U.S. Government and Agencies	18.6%
Corporate Bonds	13.1%
Other Assets in Excess of Liabilities	3.4%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund

PORTFOLIO REVIEW

April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmark:

			Annualized Five	Annualized
	Six Months	One Year	Years	Since Inception(a)
Class I	0.34%	(8.47)%	0.90%	1.65%
Class N	0.33%	(8.12)%	0.62%	1.37%
Bloomberg U.S. Municipal Bond Index (b)	7.65%	2.87%	2.06%	2.23%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.36% for Class I shares and 1.61% for Class N share and after expense waivers are 1.35% for Class I shares and 1.60% for Class N shares per the March 1, 2023 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.00% and 1.25% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2023

% of Net Assets
Short-Term Investments	90.8%
Open End Funds	0.5%
Other Assets in Excess of Liabilities	8.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund

PORTFOLIO REVIEW

April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023 compared to its benchmarks:

			Annualized Five	Annualized
	Six Months	One Year	Years	Since Inception(a)
Class I	13.85%	3.36%	4.55%	3.92%
Class N	13.77%	3.36%	3.63%	3.07%
Redwood AlphaFactor® Tactical International Index (b)	20.62%	11.19%	8.52%	8.15%
MSCI AC World Index ex-US Net (c)	20.65%	3.05%	2.50%	2.80%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.29% for Class I shares and 1.54% for Class N share and after expense waivers are 1.26% for Class I shares and 1.51% for Class N shares per the March 1, 2023 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2023

% of Net Assets
Common Stocks	65.1%
Short-Term Investments	25.9%
Liabilities in Excess of Other Assets	9.0%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO REVIEW

April 30, 2023 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2023, compared to its benchmarks:

			Annualized Five	Annualized
	Six Months	One Year	Years	Since Inception(a)
Class I	6.25%	9.58%	8.98%	8.26%
Class N	6.16%	9.33%	8.74%	8.02%
MS Category Avg-Tactical Allocation Index (b)	3.55%	(2.79)%	2.93%	2.77%
Composite Index (c)	8.87%	(0.09)%	4.19%	4.21%
S&P 500 Total Return Index (d)	8.63%	2.66%	11.45%	11.09%
Bloomberg Global Aggregate Bond Index (e)	8.92%	(2.31)%	(0.93)%	(0.65)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.37% for Class I shares and 1.62% for Class N shares per the March 1, 2023 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The MS Category Avg-Tactical Allocation Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The MS Category Avg-Tactical Allocation Index or any member of the public regarding the advisability of investing in funds categorized as Tactical Allocation generally or in the The MS Category Avg-Tactical Allocation Index in particular or the ability of the SMarT Fund to track general Tactical Allocation market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SMarT FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION April 30, 2023

% of Net Assets
Common Stocks	52.9%
U.S. Government & Agencies	4.4%
Exchange-Traded Funds	18.7%
Short-Term Investments	9.1%
Open End Funds	0.1%
Other Assets in Excess of Liabilities	14.8%
Total	100.0%

 Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1%
	AEROSPACE & DEFENSE — 0.4%
185,000	Bombardier, Inc.(a)	7.8750	04/15/27	$184,804
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	173,203
403,000	TransDigm, Inc.	6.3750	06/15/26	401,507
186,000	TransDigm, Inc.	5.5000	11/15/27	178,810
				938,324
	AUTOMOTIVE — 0.5%
180,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	172,217
388,000	Ford Motor Company	4.3460	12/08/26	377,539
177,000	Ford Motor Company	4.7500	01/15/43	133,180
165,000	Ford Motor Company	5.2910	12/08/46	133,629
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	392,022
				1,208,587
	BIOTECH & PHARMA — 0.2%
99,000	BC Ltd.(a)	9.0000	01/30/28	98,120
179,000	Bausch Health Companies, Inc.(a)	11.0000	09/30/28	145,214
33,000	Bausch Health Companies, Inc.(a)	14.0000	10/15/30	21,285
127,000	Endo Luxembourg Finance Company I Sarl / Endo US,(a)	6.1250	04/01/29	90,024
188,000	Par Pharmaceutical, Inc.(a)	7.5000	04/01/27	133,773
				488,416
	CABLE & SATELLITE — 0.8%
398,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.0000	02/01/28	368,682
179,000	CCO Holdings, LLC / CCO Holdings Capital(a)	5.3750	06/01/29	164,386
185,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.7500	03/01/30	159,797
188,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.5000	08/15/30	158,058
192,000	CCO Holdings, LLC / CCO Holdings Capital(a)	4.2500	02/01/31	157,443
180,000	DISH DBS Corporation	5.8750	11/15/24	148,901
173,000	DISH DBS Corporation	7.7500	07/01/26	100,137
391,000	DISH DBS Corporation	7.3750	07/01/28	195,007
385,000	Sirius XM Radio, Inc.(a)	5.5000	07/01/29	343,732
192,000	Sirius XM Radio, Inc.(a)	4.1250	07/01/30	154,238
				1,950,381
	COMMERCIAL SUPPORT SERVICES — 0.1%
179,000	Prime Security Services Borrower, LLC (a)	5.7500	04/15/26	177,880
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	121,420
				299,300

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1% (Continued)
	CONTAINERS & PACKAGING — 0.4%
394,000	Ball Corporation	4.0000	11/15/23	$390,682
371,000	Pactiv, LLC B	7.9500	12/15/25	371,879
327,000	Sealed Air Corporation(a)	6.8750	07/15/33	347,706
				1,110,267
	ELECTRIC UTILITIES — 0.6%
414,000	Calpine Corporation(a)	5.1250	03/15/28	382,946
177,000	FirstEnergy Corporation	4.1500	07/15/27	172,776
403,000	PG&E Corporation	5.0000	07/01/28	380,091
621,000	Talen Energy Supply, LLC	—	06/01/25	195,615
403,000	Vistra Operations Company, LLC(a)	5.5000	09/01/26	395,788
				1,527,216
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(a)	7.2500	06/15/28	385,750

	ENTERTAINMENT CONTENT — 0.2%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(a)	5.3750	08/15/26	49,391
370,000	Liberty Interactive, LLC	8.5000	07/15/29	116,550
411,000	Univision Communications, Inc.(a)	5.1250	02/15/25	405,229
				571,170
	FOOD — 0.7%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	177,044
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	172,657
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	143,429
125,000	Kraft Heinz Foods Company(a)	7.1250	08/01/39	143,167
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	149,570
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	145,384
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	144,352
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	142,927
137,000	Post Holdings, Inc.(a)	5.7500	03/01/27	136,353
192,000	Post Holdings, Inc.(a)	4.6250	04/15/30	173,624
195,000	Post Holdings, Inc.(a)	4.5000	09/15/31	171,075
				1,699,582

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
415,000	Louisiana-Pacific Corporation(a)	3.6250	03/15/29	$364,557

	HEALTH CARE FACILITIES & SERVICES — 1.1%
179,000	Centene Corporation	4.6250	12/15/29	168,869
186,000	Centene Corporation	3.3750	02/15/30	164,881
188,000	Centene Corporation	3.0000	10/15/30	160,305
195,000	Centene Corporation	2.5000	03/01/31	159,239
188,000	CHS/Community Health Systems, Inc.(a)	6.8750	04/15/29	139,302
408,000	DaVita, Inc.(a)	4.6250	06/01/30	355,900
203,000	DaVita, Inc.(a)	3.7500	02/15/31	163,769
173,000	HCA, Inc.	5.3750	02/01/25	173,049
364,000	HCA, Inc.	5.8750	02/15/26	369,467
163,000	HCA, Inc.	5.6250	09/01/28	166,192
183,000	HCA, Inc.	3.5000	09/01/30	164,629
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	177,773
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	355,233
				2,718,608
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	4.4500	04/01/26	169,219

	HOME CONSTRUCTION — 0.1%
229,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	227,372

	INSURANCE — 0.2%
42,000	MBIA, Inc.	6.6250	10/01/28	36,075
391,000	Radian Group, Inc.	4.5000	10/01/24	377,837
				413,912
	INTERNET MEDIA & SERVICES — 0.3%
168,000	Netflix, Inc.	4.8750	04/15/28	169,109
157,000	Netflix, Inc.	5.8750	11/15/28	165,327
354,000	Netflix, Inc.(a)	4.8750	06/15/30	351,713
				686,149
	LEISURE FACILITIES & SERVICES — 0.6%
197,000	BC ULC / New Red Finance, Inc.(a)	4.0000	10/15/30	172,179

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1% (Continued)
	LEISURE FACILITIES & SERVICES — 0.6% (Continued)
183,000	Carnival Corporation(a)	7.6250	03/01/26	$167,096
188,000	Carnival Corporation(a)	5.7500	03/01/27	154,330
135,000	Carnival Corporation	6.6500	01/15/28	105,166
195,000	Hilton Domestic Operating Company, Inc.(a)	3.6250	02/15/32	166,601
379,000	MGM Resorts International	5.7500	06/15/25	378,429
189,000	NCL Corporation Ltd.(a)	5.8750	03/15/26	162,662
188,000	Royal Caribbean Cruises Ltd.(a)	5.5000	04/01/28	166,059
				1,472,522
	METALS & MINING — 0.2%
189,000	FMG Resources August 2006 Pty Ltd.(a)	4.3750	04/01/31	164,394
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	144,775
185,000	Novelis Corporation(a)	4.7500	01/30/30	167,711
				476,880
	OIL & GAS PRODUCERS — 1.9%
204,000	Apache Corporation	4.8750	11/15/27	190,738
171,000	Apache Corporation	5.1000	09/01/40	146,788
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	165,679
39,000	Cheniere Energy, Inc.(a)	4.6250	10/15/28	37,233
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	130,794
179,000	Comstock Resources, Inc.(a)	6.7500	03/01/29	162,259
160,000	Continental Resources Inc/OK(a)	5.7500	01/15/31	155,765
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	391,278
180,000	EQT Corporation	3.9000	10/01/27	170,517
375,000	Murphy Oil Corporation	7.0500	05/01/29	382,613
415,000	New Fortress Energy, Inc.(a)	6.7500	09/15/25	395,857
197,000	New Fortress Energy, Inc.(a)	6.5000	09/30/26	181,054
189,000	NGL Energy Operating, LLC / NGL Energy Finance(a)	7.5000	02/01/26	181,402
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	182,475
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	382,661
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	172,443
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	168,164
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	166,684
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	167,454
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	159,323

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1% (Continued)
	OIL & GAS PRODUCERS — 1.9% (Continued)
304,000	Ovintiv, Inc.	8.1250	09/15/30	$339,413
175,000	Western Midstream Operating, L.P.	5.3000	02/01/30	159,879
				4,590,473
	OIL & GAS SERVICES & EQUIPMENT — 0.4%
463,000	Nabors Industries, Inc. B	5.7500	02/01/25	452,539
525,000	Transocean, Inc.(a)	8.0000	02/01/27	466,662
				919,201
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
402,000	Iron Mountain, Inc.(a)	4.8750	09/15/27	383,956
185,000	Iron Mountain, Inc.(a)	5.2500	07/15/30	170,170
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	129,682
186,000	SBA Communications Corporation	3.8750	02/15/27	173,644
200,000	SBA Communications Corporation	3.1250	02/01/29	171,368
				1,028,820
	RETAIL - CONSUMER STAPLES — 0.3%
195,000	Albertsons Companies Inc. / Safeway Inc.(a)	3.5000	03/15/29	172,993
294,000	New Albertsons, L.P.	8.0000	05/01/31	304,077
236,000	Rite Aid Corporation B	7.7000	02/15/27	82,238
226,000	Safeway, Inc.	7.2500	02/01/31	229,391
				788,699
	RETAIL - DISCRETIONARY — 0.2%
189,000	Magic MergerCo, Inc.(a)	7.8750	05/01/29	126,868
423,000	Staples, Inc.(a)	10.7500	04/15/27	286,857
				413,725
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	388,968

	SPECIALTY FINANCE — 0.1%
171,000	OneMain Finance Corporation	6.8750	03/15/25	167,536
168,000	OneMain Finance Corporation	7.1250	03/15/26	163,912
				331,448
	STEEL — 0.2%
392,000	United States Steel Corporation	6.6500	06/01/37	368,920

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1% (Continued)
	TECHNOLOGY HARDWARE — 0.5%
324,000	Dell, Inc.		7.1000	04/15/28	$347,273
186,000	Imola Merger Corporation(a)		4.7500	05/15/29	161,275
137,000	Pitney Bowes, Inc.		4.6250	03/15/24	135,155
175,000	Western Digital Corporation		4.7500	02/15/26	166,461
400,000	Xerox Corporation		3.8000	05/15/24	391,776
					1,201,940
	TECHNOLOGY SERVICES — 0.2%
356,000	Sabre GLBL, Inc.(a)		9.2500	04/15/25	327,875
379,000	Unisys Corporation(a)		6.8750	11/01/27	252,809
					580,684
	TELECOMMUNICATIONS — 1.2%
173,000	Embarq Corporation		7.9950	06/01/36	74,581
406,000	Frontier Communications Corporation(a)		5.0000	05/01/28	356,701
152,000	Sprint Capital Corporation		6.8750	11/15/28	163,922
128,000	Sprint Capital Corporation		8.7500	03/15/32	156,536
173,000	Sprint Corporation		7.8750	09/15/23	174,486
169,000	Sprint Corporation		7.1250	06/15/24	171,891
165,000	Sprint Corporation		7.6250	02/15/25	170,100
341,000	Sprint Corporation		7.6250	03/01/26	361,307
157,000	Telecom Italia Capital S.A.		7.2000	07/18/36	142,262
152,000	Telecom Italia Capital S.A.		7.7210	06/04/38	142,264
185,000	T-Mobile USA, Inc.		3.5000	04/15/31	167,388
160,000	Vodafone Group plc(b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	164,270
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(a)		7.7500	08/15/28	148,520
197,000	Zayo Group Holdings, Inc.(a)		4.0000	03/01/27	149,396
					2,543,624
	TRANSPORTATION & LOGISTICS — 0.6%
154,000	American Airlines, Inc.(a)		11.7500	07/15/25	169,218
183,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.5000	04/20/26	179,951
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)		5.7500	04/20/29	170,472
163,000	Delta Air Lines, Inc.		7.3750	01/15/26	172,003
183,000	Hawaiian Brand Intellectual Property Ltd. (a)		5.7500	01/20/26	170,672
402,000	United Airlines Holdings, Inc.		5.0000	02/01/24	399,294

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.1% (Continued)
	TRANSPORTATION & LOGISTICS — 0.6% (Continued)
186,000	United Airlines, Inc.(a)	4.3750	04/15/26	$177,857
186,000	United Airlines, Inc.(a)	4.6250	04/15/29	168,610
				1,608,077

	TOTAL CORPORATE BONDS (Cost $34,511,652)			31,472,791

	U.S. GOVERNMENT & AGENCIES — 18.6%
	U.S. TREASURY NOTES — 18.6%
12,080,000	United States Treasury Note	0.8750	01/31/24	11,723,220
8,131,000	United States Treasury Note	2.5000	05/31/24	7,937,571
9,679,000	United States Treasury Note	1.1250	01/15/25	9,182,195
4,831,000	United States Treasury Note	1.5000	01/31/27	4,467,354
1,739,000	United States Treasury Note	3.1250	11/15/28	1,700,654
1,449,000	United States Treasury Note	2.6250	02/15/29	1,378,588
1,449,000	United States Treasury Note	2.3750	05/15/29	1,357,221
1,159,000	United States Treasury Note	1.5000	02/15/30	1,020,825
3,510,000	United States Treasury Note	0.6250	08/15/30	2,874,909
1,514,000	United States Treasury Note	0.8750	11/15/30	1,261,203
2,062,000	United States Treasury Note	1.6250	05/15/31	1,804,331
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,828,180)			44,708,071

	SHORT-TERM INVESTMENTS – 64.9%
	U.S. TREASURY BILLS — 45.1%
8,000,000	United States Treasury Bill(c)	0.0000	05/11/23	7,990,667
6,274,000	United States Treasury Bill(c)	0.0000	05/18/23	6,261,157
7,579,000	United States Treasury Bill(c)	0.0000	06/15/23	7,534,047
18,211,000	United States Treasury Bill(c)	0.0000	07/20/23	18,011,792
70,137,000	United States Treasury Bill(c)(d)	0.0000	11/02/23	68,424,975
	TOTAL U.S. TREASURY BILLS (Cost $108,355,855)			108,222,638

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 64.9% (Continued)
	MONEY MARKET FUNDS – 19.8%
47,510,982	First American Government Obligations Fund, Class X, 4.73% (Cost $47,510,982)(e)	$47,510,982

	TOTAL SHORT-TERM INVESTMENTS - (Cost $155,866,837)	155,733,620

	TOTAL INVESTMENTS – 96.6% (Cost $238,206,669)	$231,914,482
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.4%	8,203,476
	NET ASSETS - 100.0%	$240,117,958

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2023 the total market value of 144A securities is 13,188,138 or 5.5% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2023.

(c)	Zero coupon bond.

(d)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $26,573,437 and represents 11.1% of net assets.

(e)	Rate disclosed is the seven day effective yield as of April 30, 2023.

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

CREDIT DEFAULT SWAP

	Premiums Paid			Expiration	Pay/Receive			Unrealized
Notional Amount	(Received)	Reference Entity (I)	Counterparty	Date	Fixed Rate	Fixed Rate	Value	Appreciation
$22,000,000	$(135,621)	To Sell Protection - CDX HY CDSI S38 5Y PRC, pays Quarterly	BNP Paribas	12/20/2027	Receive	5.00%	$314,578	$178,957
TOTAL							$314,578	$178,957

(I)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *
				Termination		Value/ Unrealized
Security	Number of Shares	Notional Value	Interest Rate Payable	Date	Counterparty	Appreciation
BlackRock High Yield Bond Portfolio - Institutional Class	12,500,000	$85,000,000	SOFR + 175 bps	4/6/2024	Barclays	$250,000
Invesco High Yield Municpal Fund	11,601	99,888	SOFR + 175 bps	4/6/2024	Barclays	464
Ishares IBOXX High Yield Corporate Bond	153,000	11,480,921	OBFR + 10 bps	4/8/2024	Barclays	49,158
Lord Abbett High Yield Fund	3,210,273	20,029,856	SOFR + 161 bps	4/8/2024	Goldman Sachs	(29,855)
Nuveen High Yield Municipal Bond Fund	6,645	99,867	SOFR + 175 bps	12/5/2025	Barclays	797
PGIM High Yield Fund - Class Z	4,319,654	20,029,804	SOFR + 161 bps	4/8/2024	Goldman Sachs	13,391
TOTAL						$283,955

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR - Secured Overnight Financing Rate

OBFR - Overnight Bank Funding Rate

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	OPEN END FUNDS — 0.5%
	FIXED INCOME – 0.5%
9,186	American Century High-Yield Municipal Fund, Class I	$40,324
9,071	BlackRock High Yield Municipal Fund, Institutional Class	40,324
9,249	Invesco High Yield Municipal Fund, Class Y	93,698
11,713	Invesco Rochester Municipal Opportunities Fund, Class Y	90,419
7,584	Lord Abbett High Yield Municipal Bond Fund, Class I	40,495
6,970	MainStay MacKay High Yield Municipal Bond Fund, Class I	83,669
11,004	MFS Municipal High Income Fund, Class I	40,351
10,989	Northern High Yield Municipal Fund	40,717
5,303	Nuveen High Yield Municipal Bond Fund, Class I	136,584
8,396	Nuveen Short Duration High Yield Municipal Bond, Class I	40,238
9,664	PIMCO High Yield Municipal Bond Fund, Institutional Class	65,862
12,821	Pioneer High Income Municipal Fund, Class Y	40,373
6,340	Western Asset Municipal High Income Fund, Class I	40,353
	TOTAL OPEN END FUNDS (Cost $807,986)	793,407

	SHORT-TERM INVESTMENTS — 90.8%
	MONEY MARKET FUNDS – 90.8%
46,334,435	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.90%(a)(b)	46,329,774
3,890,541	First American Government Obligations Fund, Class X, 4.73%(b)	3,890,541
46,600,000	JPMorgan Municipal Money Market Fund, Agency Class, 2.82%(b)	46,600,000
46,631,179	JPMorgan Tax Free Money Market Fund, Agency Class, 2.78%(a)(b)	46,631,179
	TOTAL MONEY MARKET FUNDS (Cost $143,456,155)	143,451,494

	TOTAL INVESTMENTS – 91.3% (Cost $144,264,141)	$144,244,901
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%	13,680,566
	NET ASSETS - 100.0%	$157,925,467

(a)	All or a portion of these securities are held in a separate collateral account. Collateral has a fair value of $37,310 and represents less than 0.05% of net assets.

(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

TOTAL RETURN SWAPS *
						Value/
	Number of			Termination		Unrealized
Security	Shares	Notional Value	Interest Rate Payable	Date	Counterparty	Depreciation
Invesco High Yield Municipal Fund	11,601	$102,325	SOFR + 175 bps	7/24/2025	Barclays	$(1,972)
Nuveen High Yield Municipal Bond	6,639	102,239	SOFR + 175 bps	7/31/2025	Barclays	(1,660)
TOTAL						$(3,632)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR - Secured Overnight Financing Rate

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 65.1%
	Brazil - 3.4%
832,026	B3 S.A. - Brasil Bolsa Balcao	$1,943,012
482,616	Gerdau S.A.	2,431,122
362,409	Petroleo Brasileiro S.A.	1,927,298
181,476	Vale S.A.	2,619,901
		8,921,333
	Canada - 12.2%
167,067	ARC Resources Ltd.	2,075,635
149,075	Barrick Gold Corporation	2,834,828
38,380	Canadian Natural Resources Ltd.	2,339,110
115,313	Cenovus Energy, Inc.	1,935,730
28,198	CGI, Inc.(a)	2,862,389
88,265	Empire Company Ltd., Class A	2,370,431
43,089	Imperial Oil Ltd.	2,196,692
27,379	Loblaw Companies Ltd.	2,575,523
27,772	Nutrien Ltd.	1,926,925
77,986	Open Text Corporation	2,953,893
68,676	Suncor Energy, Inc.	2,150,561
72,872	Teck Resources Ltd., Class B	3,394,963
30,196	West Fraser Timber Company Ltd.	2,184,498
		31,801,178
	Cayman Islands - 1.4%
210,562	NetEase, Inc.	3,717,826

	China - 3.2%
5,984,506	China Galaxy Securities Company Ltd., H Shares(b)	3,240,135
817,082	China Shenhua Energy Company Ltd., H Shares	2,706,355
2,035,539	COSCO SHIPPING Holdings Company Ltd., H Shares(b)	2,354,567
		8,301,057
	Finland - 0.9%
50,260	Orion OYJ, Class B	2,360,420

	France - 1.0%
41,626	TotalEnergies S.E.	2,657,642

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 65.1% (Continued)
	Israel - 0.9%
17,976	Check Point Software Technologies Ltd.(a)	$2,289,423

	Japan - 15.7%
166,177	Astellas Pharma, Inc.(b)	2,498,004
100,449	Honda Motor Company Ltd.(b)	2,645,393
24,634	Hoya Corporation(b)	2,569,338
87,707	ITOCHU Corporation	2,891,786
77,089	KDDI Corporation(b)	2,403,638
52,029	Konami Group Corporation	2,554,840
259,194	Marubeni Corporation	3,652,737
102,679	Mitsui & Company Ltd.	3,187,216
720,349	Nissan Motor Company Ltd.	2,602,416
95,989	Ono Pharmaceutical Company Ltd.(b)	1,933,293
73,903	Recruit Holdings Company Ltd.(b)	2,074,303
273,847	Renesas Electronics Corporation(a)	3,561,754
108,835	Shin-Etsu Chemical Company Ltd.	3,085,926
53,835	SoftBank Group Corporation(b)	2,012,871
86,751	Takeda Pharmaceutical Company Ltd.	2,873,001
		40,546,516
	Korea (Republic Of) - 4.0%
171,810	HMM Company Ltd.	2,620,661
49,219	Kia Motors Corporation(b)	3,109,723
141,733	Korean Air Lines Company Ltd.	2,421,527
34,126	KT&G Corporation	2,189,298
		10,341,209
	Netherlands - 5.7%
491,653	Aegon N.V.	2,233,703
81,092	Koninklijke Ahold Delhaize N.V.	2,789,744
816,108	Koninklijke KPN N.V.(b)	2,975,759
59,963	OCI N.V.(b)	1,578,530
52,412	QIAGEN N.V.(a)	2,339,625
21,407	Wolters Kluwer N.V.(b)	2,834,216
		14,751,577

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 65.1% (Continued)
	Singapore - 1.1%
382,048	Singapore Exchange Ltd.	$2,740,040

	Sweden - 3.4%
24,396	Evolution A.B.(b)	3,247,567
224,022	Hennes & Mauritz A.B., Class B(b)	3,273,513
862,376	Telia Company A.B.	2,401,234
		8,922,314
	Switzerland - 3.4%
10,678	Kuehne + Nagel International A.G.(b)	3,152,781
28,349	Novartis A.G.	2,890,438
143,020	UBS Group A.G.(b)	2,890,675
		8,933,894
	Taiwan Province Of China - 3.9%
531,979	Evergreen Marine Corp Taiwan Ltd.(b)	2,791,610
40,349	Largan Precision Company Ltd.	2,635,219
1,068,206	Wan Hai Lines Ltd.	2,256,089
1,207,307	Yang Ming Marine Transport Corporation	2,475,340
		10,158,258
	Thailand - 1.9%
459,031	Advanced Info Service PCL	2,876,884
2,078,224	Indorama Ventures PCL(b)	2,069,368
		4,946,252
	United Kingdom - 3.0%
418,347	BP plc(b)	2,809,695
139,233	GSK plc(b)	2,521,519
83,038	Shell plc	2,558,901
		7,890,115

	TOTAL COMMON STOCKS (Cost $162,924,548)	169,279,054

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 25.9%
	U.S. TREASURY BILLS —17 .4%
6,300,000	United States Treasury Bill(b)	0.0000	05/25/23	$6,282,250
1,778,000	United States Treasury Bill(b)	0.0000	06/15/23	1,767,454
27,621,000	United States Treasury Bill(b)(c)	0.0000	10/05/23	27,040,677
10,295,000	United States Treasury Bill(b)	0.0000	11/02/23	10,043,702
	TOTAL U.S. GOVERNMENT & AGENCIES
	(Cost $45,207,329)			45,134,083

Shares
	MONEY MARKET FUNDS – 8.5%
21,993,978	First American Government Obligations Fund, Class X, 4.73% (Cost $21,993,978) (d)			21,993,978

	TOTAL SHORT-TERM INVESTMENTS (Cost $67,201,307)			67,128,061

	TOTAL INVESTMENTS – 91.0% (Cost $230,125,855)			$236,407,115
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.0%			23,588,418
	NET ASSETS - 100.0%			$259,995,533

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $14,116,892 and represents 5.4% of net assets.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2023.

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

TOTAL RETURN SWAPS*
							Value/
							Unrealized
	Number of				Termination		Appreciation
Security	Shares	Notional Value	Currency	Interest Rate Payable	Date	Counterparty	(Depreciation)
Adaro Enegery Indonesia TBK	9,078,100	1,625,237	USD	OBFR +0.90%	3/26/2024	Barclays	$312,200
Aena Sme Sa	19,486	2,901,465	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	85,889
Aker Bp Asa	70,177	17,986,365	NOK	1-Mth NIBOR +0.35%	2/29/2024	Societe Generale	(11,854)
Amadeus It Group Sa	44,122	2,720,562	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	101,128
Ap Moller - Maersk A/S	1,168	14,202,880	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(18,992)
Arcelormittal Sa	102,228	2,849,094	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(243,320)
Danske Bank A/S	141,970	19,591,860	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	95,488
Deutsche Lufthansa Ag	336,135	3,448,745	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(196,310)
Diasorin Spa	17,105	1,660,211	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	26,765
Dsv A/S	16,973	22,514,684	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(140,504)
Equinor Asa	62,486	18,664,568	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	36,942
Ford Otomotiv Sanayi A/S	117,568	3,583,077	USD	FED FUNDS +1.85%	3/27/2024	Goldman Sachs	(335,012)
Grupo Aerport Del Sureste-B	102,240	3,020,323	USD	OBFR +0.60%	3/26/2024	Barclays	(91,455)
Grupo Mexico SAB DE CV-SER B	654,812	2,957,394	USD	OBFR +0.60%	3/26/2024	Barclays	244,938
Hellenic Telecommun Organiza	145,704	1,965,546	EUR	ESTRON +0.55%	2/29/2024	Societe Generale	(38,533)
International Container	764,339	2,979,363	USD	OBFR +0.90%	3/25/2024	Barclays	15,609
Jeronimo Martins Sgps Sa	110,010	2,378,416	EUR	ESTRON +0.50%	2/29/2024	Societe Generale	155,166
Mercedes-Benz Group Ag	39,319	2,782,999	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(8,665)
Norsk Hydro Asa	358,791	27,913,939	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	14,141
OMV AV	50,546	2,032,078	EUR	1M EURIBOR +0.40%	3/26/2024	Barclays	146,901
Pandora A/S	42,351	27,756,845	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(195,326)
Petronas Chemicals Group BHD	1,227,800	1,869,785	USD	OBFR +0.90%	3/26/2024	Barclays	80,196
Public Bank Berhad	2,461,200	2,182,377	USD	OBFR +0.90%	3/26/2024	Barclays	(34,714)
Recordati Industria Chimica E Farmaceutica Spa	60,068	2,340,249	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	183,348
Red Electrica Corporacion Sa	141,191	2,287,294	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	47,453
Repsol Sa	169,409	2,403,066	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(156,808)
Shaanxi Coal Industry - A	822,400	2,309,448	USD	OBFR +0.90%	3/22/2024	Barclays	18,615
Shanxi Lu’An Environmental - A	998,928	2,974,642	USD	OBFR +0.90%	3/22/2024	Barclays	(63,054)
SOC Quimica Y Minera Chile - B	23,951	1,922,371	USD	FED FUNDS +1.00%	3/27/2024	Goldman Sachs	(300,913)
Telenor Asa	250,969	30,793,896	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	241,405
Turk Hava Yollari	425,486	2,627,175	USD	FED FUNDS +1.85%	3/27/2024	Goldman Sachs	168,290
United Tractors TBK PT	1,100,500	2,033,157	USD	OBFR +0.90%	3/26/2024	Barclays	135,425
Zangge Mining Co. Ltd. - A	619,470	2,273,523	USD	OBFR +0.90%	3/21/2024	Barclays	(223,319)
							$51,120

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

OBF – Overnight Bank Funding Rate

ESTRON – Euro Short Term Rate

NIBOR – Norwegian Interbank Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EURIBOR – Euro Interbank Offered Rate

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9%
	ADVERTISING & MARKETING - 0.8%
51,172	Interpublic Group of Companies, Inc. (The)	$1,828,376

	APPAREL & TEXTILE PRODUCTS - 0.8%
84,315	VF Corporation	1,982,246

	AUTOMOTIVE - 1.3%
151,612	Ford Motor Company	1,801,151
8,111	Tesla, Inc.(a)	1,332,718
		3,133,869
	BEVERAGES - 0.3%
4,293	PepsiCo, Inc.	819,491

	BIOTECH & PHARMA - 5.6%
17,522	AbbVie, Inc.	2,647,924
2,466	Eli Lilly and Company	976,191
23,122	Gilead Sciences, Inc.	1,900,860
5,064	Johnson & Johnson	828,977
7,951	Merck & Company, Inc.	918,102
81,048	Organon & Company	1,996,212
64,483	Pfizer, Inc.	2,507,743
195,950	Viatris, Inc.	1,828,214
		13,604,223
	CABLE & SATELLITE - 0.9%
50,449	Comcast Corporation, Class A	2,087,075

	CHEMICALS - 1.6%
34,757	Dow, Inc.	1,890,781
20,320	LyondellBasell Industries N.V., Class A	1,922,475
		3,813,256
	CONTAINERS & PACKAGING - 1.5%
168,480	Amcor PLC	1,848,226
52,711	International Paper Company	1,745,261
		3,593,487

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.5%
18,117	3M Company	$1,924,388
21,841	Emerson Electric Company	1,818,482
		3,742,870
	E-COMMERCE DISCRETIONARY - 0.6%
12,716	Amazon.com, Inc.(a)	1,340,902

	ELECTRIC UTILITIES - 4.0%
34,020	Dominion Energy, Inc.	1,943,903
19,599	Duke Energy Corporation	1,937,949
56,193	NRG Energy, Inc.	1,920,115
23,945	Pinnacle West Capital Corporation	1,878,725
27,417	Southern Company (The)	2,016,520
		9,697,212
	ENTERTAINMENT CONTENT - 0.8%
85,360	Paramount Global, Class B	1,991,449

	FOOD - 0.8%
48,993	Kraft Heinz Company (The)	1,923,955

	HEALTH CARE FACILITIES & SERVICES - 0.6%
2,895	UnitedHealth Group, Inc.	1,424,601

	HEALTH CARE REIT - 0.8%
87,775	Healthpeak Properties, Inc.	1,928,417

	HOME & OFFICE PRODUCTS - 1.6%
155,027	Newell Brands, Inc.	1,883,578
14,502	Whirlpool Corporation	2,024,335
		3,907,913
	HOUSEHOLD PRODUCTS - 1.1%
14,177	Kimberly-Clark Corporation	2,054,105
4,054	Procter & Gamble Company (The)	633,965
		2,688,070

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	INSURANCE - 1.6%
84,768	Lincoln National Corporation	$1,842,009
22,921	Prudential Financial, Inc.	1,994,127
		3,836,136
	INTERNET MEDIA & SERVICES - 0.8%
18,338	Alphabet, Inc., Class A(a)	1,968,401

	LEISURE PRODUCTS - 0.9%
35,634	Hasbro, Inc.	2,110,245

	MACHINERY - 0.9%
23,741	Stanley Black & Decker, Inc.	2,049,798

	MEDICAL EQUIPMENT & DEVICES - 0.5%
2,038	Danaher Corporation	482,823
1,211	Thermo Fisher Scientific, Inc.	671,983
		1,154,806
	METALS & MINING - 0.8%
38,756	Newmont Corporation	1,837,034

	OFFICE REIT - 0.8%
35,707	Boston Properties, Inc.	1,905,326

	OIL & GAS PRODUCERS - 5.1%
5,548	Chevron Corporation	935,282
76,837	Coterra Energy, Inc.	1,967,027
37,386	Devon Energy Corporation	1,997,534
14,010	Diamondback Energy, Inc.	1,992,222
12,872	Exxon Mobil Corporation	1,523,272
108,600	Kinder Morgan, Inc.	1,862,490
9,296	Pioneer Natural Resources Company	2,022,345
		12,300,172
	RETAIL - CONSUMER STAPLES - 0.8%
54,850	Walgreens Boots Alliance, Inc.	1,933,463

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares		Fair Value
	COMMON STOCKS — 52.9% (Continued)
	RETAIL REIT - 0.8%
17,246	Simon Property Group, Inc.	$1,954,316

	SEMICONDUCTORS - 0.9%
7,693	NVIDIA Corporation	2,134,731

	SOFTWARE - 1.7%
13,505	Microsoft Corporation	4,149,546

	TECHNOLOGY HARDWARE - 6.3%
46,382	Apple, Inc.	7,870,097
36,542	Cisco Systems, Inc.	1,726,610
53,736	Corning, Inc.	1,785,110
64,980	HP, Inc.	1,930,555
28,841	Seagate Technology Holdings plc	1,694,986
		15,007,358
	TECHNOLOGY SERVICES - 1.7%
14,555	International Business Machines Corporation	1,839,897
2,618	Mastercard, Inc., Class A	994,919
5,055	Visa, Inc., Class A	1,176,450
		4,011,266
	TELECOMMUNICATIONS - 1.5%
99,025	AT&T, Inc.	1,749,772
48,716	Verizon Communications, Inc.	1,891,641
		3,641,413
	TOBACCO & CANNABIS - 1.7%
42,417	Altria Group, Inc.	2,015,231
19,494	Philip Morris International, Inc.	1,948,815
		3,964,046
	TRANSPORTATION & LOGISTICS - 0.7%
9,862	United Parcel Service, Inc., Class B	1,773,286

	TRANSPORTATION EQUIPMENT - 0.8%
7,976	Cummins, Inc.	1,874,679

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Shares				Fair Value
	COMMON STOCKS — 52.9% (Continued)
	TOTAL COMMON STOCKS (Cost $126,393,637)			$127,113,434

	EXCHANGE-TRADED FUNDS — 18.7%
	EQUITY - 15.7%
98,208	iShares Core S&P Small-Cap ETF			9,231,552
280,717	Schwab International Small-Cap Equity ETF			9,597,714
86,614	Vanguard FTSE All World ex-US Small-Cap ETF			9,610,690
50,078	Vanguard Small-Cap ETF			9,380,110
				37,820,066
	FIXED INCOME - 3.0%
67,221	iShares 20+ Year Treasury Bond ETF			7,156,349

	TOTAL EXCHANGE-TRADED FUNDS (Cost$45,057,51 8)			44,976,415

	OPEN - END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,325	Nuveen California High Yield Municipal Bond Fund, Class I			82,603
5,932	Nuveen High Yield Municipal Bond Fund, Class I			89,880
	TOTAL OPEN - END FUNDS (Cost$213, 765)			172,483

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 4.4%
	U.S. TREASURY NOTES — 4.4%
3,570,000	United States Treasury Note	2.7500	08/31/23	3,543,423
385,000	United States Treasury Note	2.5000	05/31/24	375,841
3,241,000	United States Treasury Note	3.2500	08/31/24	3,187,701
542,000	United States Treasury Note	1.1250	01/15/25	514,180
3,018,000	United States Treasury Note	3.1250	08/15/25	2,962,001
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $10,719,496)			10,583,146

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 9.1%
	U.S. TREASURY BILLS —6.2%
4,987,000	United States Treasury Bill(b)(c)	0.0000	05/11/23	$4,981,182
481,000	United States Treasury Bill(b)	0.0000	05/18/23	480,015
7,489,000	United States Treasury Bill(b)(c)	0.0000	06/15/23	7,444,581
1,946,000	United States Treasury Bill(b)	0.0000	11/02/23	1,898,499
	TOTAL U.S. TREASURY BILLS (Cost $14,810,480)			14,804,277

Shares
	MONEY MARKET FUNDS - 2.9%
4,311,038	First American Government Obligations Fund, Class X, 4.73%(d)			4,311,038
2,593,133	Goldman Sachs Financial Square Government Fund, Administration Shares, 4.51%(d)			2,593,133
	TOTAL MONEY MARKET FUNDS (Cost $6,904,171)			6,904,171

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,714,651)			21,708,448

	TOTAL INVESTMENTS - 85.2% (Cost $204,099,067)			$204,553,926
	OTHER ASSETS IN EXCESS OF LIABILITIES- 14.8%			35,401,198
	NET ASSETS - 100.0%			$239,955,124

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Zero coupon bond.

(c)	All or a portion of these securities are held in a separate collateral account. Collateral has a fair value of $8,269,990 and represents 3.4% of net assets.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2023.

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

TOTAL RETURN SWAPS *
						Value/ Unrealized
	Number of					Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares Iboxx $ High Yield Corporate Bond	133,000	$11,480,921	Fed Funds + 50 bps	4/4/2024	Barclays	$(25,270)
iShares Preferred & Income - Institutional Class	965,000	30,127,300	OBFR + 55 bps	4/3/2024	Goldman	144,750
SPDR Bloomberg Convertible - Institutional Class	447,961	30,033,142	OBFR + 40 bps	4/2/2024	Barclays	(454,277)
TOTAL						$(334,797)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each swap pays monthly.

FED FUNDS	- Federal Funds Rate

OBFR	- Overnight Bank Funding Rate

See accompanying notes which are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2023

	Redwood Managed		Redwood Managed		Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund		Municipal Income Fund		Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$238,206,669		$144,264,141		$230,125,855		$204,099,067
Investments, at Fair Value	231,914,482		144,244,901		236,407,115		204,553,926
Cash	1,111,248	*	760,000		738		2,320,000
Unrealized Appreciation on Swap Contracts	492,767		—		2,109,899		144,750
Deposit at Broker for open Swap Contracts	2,390,816		300		1,099,625		—
Receivable for securities sold	6,034,229		13,500,000		21,869,925		33,543,310
Receivable for Fund Shares Sold	338,577		67,011		269,335		136,354
Dividends and Interest Receivable	597,432		184,132		749,825		392,505
Prepaid Expenses and Other Assets	51,675		31,708		38,920		23,501
Total Assets	242,931,226		158,788,052		262,545,382		241,114,346

Liabilities:
Distribution (12b-1) Fees Payable	182		—		—		15
Swap Interest Payable	2,157,659		679,671		—		340,141
Unrealized Depreciation on Swap Contracts	29,855		3,632		2,058,779		479,547
Investment Advisory Fees Payable	238,043		78,668		213,467		196,915
Payable for Fund Shares Redeemed	288,556		58,078		250,739		101,820
Payable to Related Parties	49,972		19,661		14,949		23,464
Accrued Expenses and Other Liabilities	49,001		22,875		11,915		17,320
Total Liabilities	2,813,268		862,585		2,549,849		1,159,222
Net Assets	$240,117,958		$157,925,467		$259,995,533		$239,955,124

Class I Net Assets	$124,882,926		$157,925,451		$259,995,516		$239,952,570
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,495,964		11,494,792		17,869,208		13,219,980
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.90		$13.74		$14.55		$18.15

Class N Net Assets	$866,821		$16		$17		$2,554
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	71,478		1		1		139
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$12.13		$14.40	**	$14.55	**	$18.44	**

Class Y Net Assets	$114,368,211		—		—		—
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	9,483,394		—		—		—
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$12.06		—		—		—

Net Assets Consist Of:
Paid-in-Capital	$320,016,237		$176,641,970		$271,950,902		$222,246,811
Accumulated Earnings (Deficits)	(79,898,279)		(18,716,503)		(11,955,369)		17,708,313

Net Assets	$240,117,958		$157,925,467		$259,995,533		$239,955,124

*	All or portion of the cash is held in a segregated US Bank account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended April 30, 2023

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $198,462, $2,666)	$—	$2,344,194	$3,006,008	$2,242,688
Interest Income	3,799,180	826,997	2,052,767	1,874,721
Total Investment Income	3,799,180	3,171,191	5,058,775	4,117,409

Expenses:
Investment Advisory Fees	1,467,960	546,288	1,087,183	1,128,333
Distribution (12b-1) Fees	1,193	—	—	4
Third Party Administrative Servicing Fees	178,288	108,057	160,553	146,640
Administrative Fees	112,150	58,482	80,204	68,568
Registration Fees	50,028	35,907	37,418	35,612
Fund Accounting Fees	27,760	19,037	19,553	19,868
Transfer Agent Fees	26,463	28,082	9,201	9,536
Custody Fees	18,775	11,942	29,875	18,522
Legal fees	13,178	11,975	10,841	10,452
Audit Fees	12,139	12,343	11,466	11,648
Printing Expense	11,070	8,135	8,826	8,748
Trustees’ Fees	8,613	7,662	7,512	7,620
Chief Compliance Officer Fees	6,375	5,284	5,605	5,136
Insurance Expense	2,945	5,005	4,184	5,860
Miscellaneous Expenses	2,818	2,393	2,536	2,716
Total Expenses	1,939,755	860,592	1,474,957	1,479,263
Less: Fees Waived by the Advisor	(85,838)	(79,872)	(23,876)	(11,074)
Net Expenses	1,853,917	780,720	1,451,081	1,468,189

Net Investment Income	1,945,263	2,390,471	3,607,694	2,649,220

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Investments	5,557	(647,082)	11,610,466	12,747,050
Swap Contracts	2,338,428	(1,777,841)	8,701,818	3,876,673
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Exchange Transactions	2,084,792	95,754	6,568,782	(5,568,675)
Swap Contracts	40,699	44,577	(167,148)	(757,279)
Net Realized and Unrealized Gain (Loss) on Investments	4,469,476	(2,284,592)	26,713,918	10,297,769

Net Increase in Net Assets Resulting From Operations	$6,414,739	$105,879	$30,321,612	$12,946,989

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
Operations:
Net Investment Gain (Loss)	$1,945,263	$(790,453)
Net Realized Gain (Loss)	2,343,985	(27,799,781)
Net Change in Unrealized Appreciation (Depreciation)	2,125,491	(5,295,160)
Net Increase (Decrease) in Net Assets Resulting From Operations	6,414,739	(33,885,394)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,122,319)	(5,737,342)
Class N	(6,817)	(67,433)
Class Y	(1,021,557)	(10,959,255)
Return of Capital	—	(1,067,130)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(2,150,693)	(17,831,160)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	33,618,107	98,343,619
Distributions Reinvested	1,082,143	6,033,186
Cost of Shares Redeemed	(19,811,465)	(66,094,123)
Total From Capital Transactions: Class I	14,888,785	38,282,682

Class N Shares:
Proceeds from Shares Issued	128,062	—
Distributions Reinvested	6,654	71,852
Cost of Shares Redeemed	(211,224)	(573,878)
Total From Capital Transactions: Class N	(76,508)	(502,026)

Class Y Shares:
Proceeds from Shares Issued	11,521,966	68,400,272
Distributions Reinvested	1,019,788	11,205,339
Cost of Shares Redeemed	(17,512,001)	(107,036,534)
Total From Capital Transactions: Class Y	(4,970,247)	(27,430,923)

Total Increase (Decrease) in Net Assets	14,106,076	(41,366,821)

Nets Assets:
Beginning of Period	226,011,882	267,378,703
End of Period	$240,117,958	$226,011,882

SHARE ACTIVITY
Class I:
Shares Sold	2,773,928	7,672,944
Shares Reinvested	90,556	454,118
Shares Redeemed	(1,650,938)	(5,193,011)
Net increase in shares of beneficial interest outstanding	1,213,546	2,934,051
Class N:
Shares Sold	10,843	—
Shares Reinvested	546	5,266
Shares Redeemed	(17,122)	(42,708)
Net decrease in shares of beneficial interest outstanding	(5,733)	(37,442)
Class Y:
Shares Sold	942,894	5,043,303
Shares Reinvested	84,210	830,097
Shares Redeemed	(1,435,918)	(8,123,748)
Net decrease in shares of beneficial interest outstanding	(408,814)	(2,250,348)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
Operations:
Net Investment Income	$2,390,471	$1,157,681
Net Realized Loss	(2,424,923)	(17,767,377)
Distibutions from underlying investment companies	—	179,337
Net Change in Unrealized Appreciation (Depreciation)	140,331	(271,933)
Net Increase (Decrease) in Net Assets Resulting From Operations	105,879	(16,702,292)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,272,399)	(7,503,546)
Class N	—	—
Return of Capital	—	(1,250,087)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(2,272,399)	(8,753,633)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	33,592,815	81,204,316
Distributions Reinvested	2,259,676	8,671,313
Cost of Shares Redeemed	(23,542,640)	(70,536,727)
Total From Capital Transactions: Class I	12,309,851	19,338,902

Class N Shares:
Proceeds from Shares Issued	—	—
Distributions Reinvested	—	—
Cost of Shares Redeemed	—	—
Total From Capital Transactions: Class N	—	—

Total Increase (Decrease) in Net Assets	10,143,331	(6,117,023)

Nets Assets:
Beginning of Period	147,782,136	153,899,159
End of Period	$157,925,467	$147,782,136

SHARE ACTIVITY
Class I:
Shares Sold	2,357,412	5,372,485
Shares Reinvested	159,513	561,653
Shares Redeemed	(1,663,790)	(4,681,628)
Net increase in shares of beneficial interest outstanding	853,135	1,252,510
Class N:
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase (decrease) in shares of beneficial interest outstanding	—	—

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
Operations:
Net Investment Income	$3,607,694	$1,022,649
Net Realized Gain (Loss)	20,312,284	(33,676,597)
Net Change in Unrealized Appreciation (Depreciation)	6,401,634	1,342,414
Net Increase (Decrease) in Net Assets Resulting From Operations	30,321,612	(31,311,534)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(3,956,471)	(26,638,767)
Class N	—	(2)
	(3,956,471)	(26,638,769)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(3,956,471)	(26,638,769)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	47,070,913	111,785,827
Distributions Reinvested	3,943,819	26,236,405
Cost of Shares Redeemed	(31,831,386)	(58,112,955)
Total From Capital Transactions: Class I	19,183,346	79,909,277

Class N Shares:
Proceeds from Shares Issued	—	—
Distributions Reinvested	—	—
Cost of Shares Redeemed	—	—
Total From Capital Transactions: Class N	—	—

Total Increase in Net Assets	45,548,487	21,958,974

Nets Assets:
Beginning of Period	214,447,046	192,488,072
End of Period	$259,995,533	$214,447,046

SHARE ACTIVITY
Class I:
Shares Sold	3,320,825	7,707,053
Shares Reinvested	289,348	1,674,308
Shares Redeemed	(2,252,584)	(4,070,653)
Net increase in shares of beneficial interest outstanding	1,357,589	5,310,708
Class N:
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase (decrease) in shares of beneficial interest outstanding	—	—

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	April 30, 2023	October 31, 2022
	(Unaudited)
Operations:
Net Investment Income	$2,649,220	$1,118,488
Net Realized Gain	16,623,723	150,366
Net Change in Unrealized Appreciation (Depreciation)	(6,325,954)	(11,282,530)
Net Increase (Decrease) in Net Assets Resulting From Operations	12,946,989	(10,013,676)

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,314,356)	(13,427,420)
Class N	—	(2,175)
Return of Capital	—	(6,131,765)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,314,356)	(19,561,360)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	46,187,841	112,787,777
Distributions Reinvested	1,308,981	19,297,282
Cost of Shares Redeemed	(27,369,126)	(66,579,384)
Total From Capital Transactions: Class I	20,127,696	65,505,675

Class N Shares:
Proceeds from Shares Issued	—	37,407
Distributions Reinvested	—	2,175
Cost of Shares Redeemed	—	(31,497)
Total From Capital Transactions: Class N	—	8,085

Total Increase in Net Assets	31,760,329	35,938,724

Nets Assets:
Beginning of Period	208,194,795	172,256,071
End of Period	$239,955,124	$208,194,795

SHARE ACTIVITY
Class I:
Shares Sold	2,559,302	6,301,118
Shares Reinvested	76,773	1,041,715
Shares Redeemed	(1,530,065)	(3,803,813)
Net increase in shares of beneficial interest outstanding	1,106,010	3,539,020
Class N:
Shares Sold	—	1,848
Shares Reinvested	—	113
Shares Redeemed	—	(1,823)
Net increase in shares of beneficial interest outstanding	—	138

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2023		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.66		$14.27		$14.55	$15.14	$14.86		$15.95

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.10		(0.04)		(0.18)	(0.15)	(0.01)		0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.14		(1.69)		0.68	(0.25)	0.78		(0.55)
Total From Operations	0.24		(1.73)		0.50	(0.40)	0.77		(0.10)

Less Distributions:
From Paid in Capital	—		(0.05)		—	—	—		—
From Net Investment Income	—		(0.83)		(0.78)	(0.19)	(0.49)		(0.99)
Total Distributions	—		(0.88)		(0.78)	(0.19)	(0.49)		(0.99)

Paid-in-Capital from Redemption Fees	—		—		—	—	—		0.00 (d)

Net Asset Value, End of Period	$11.90		$11.66		$14.27	$14.55	$15.14		$14.86

Total Return (b)	2.98%		(12.90)%		3.43%	(2.70)%	5.10%		(0.65)%

Net Assets, End of Period (000’s)	$124,883		$108,258		$90,597	$63,012	$64,403		$52,093

Ratio of Expenses to Average Net Assets (c)	1.67	% (f)	1.56%		1.55%	1.55%	1.58%		1.50%
Ratio of Net Expenses and Net of Waivers to Average Net Assets	1.67	% (f)	1.56%		1.55%	1.55%	1.58	% (c)	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	1.73	% (f)	(0.32)%		(1.23)%	(1.05)%	(0.05)%		2.94%
Portfolio Turnover Rate	1	% (g)	15%		11%	11066%	2%		217%

	Class N
	For the		For the		For the	For the	For the		For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	April 30, 2023		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018
	(Unaudited)

Net Asset Value, Beginning of Period	$11.89		$14.46		$14.74	$15.33	$14.84		$15.94

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.09		(0.08)		(0.22)	(0.19)	(0.04)		0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.15		(1.71)		0.69	(0.25)	0.76		(0.54)
Total From Operations	0.24		(1.79)		0.47	(0.44)	0.72		(0.14)

Less Distributions:
From Paid in Capital	—		(0.05	) (d)	—	—	—		—
From Net Investment Income	—		(0.73)		(0.75)	(0.15)	(0.23)		(0.96)
Total Distributions	—		(0.78)		(0.75)	(0.15)	(0.23)		(0.96)

Paid-in-Capital from Redemption Fees	—		—		—	—	—		0.00 (d)

Net Asset Value, End of Period	$12.13		$11.89		$14.46	$14.74	$15.33		$14.84

Total Return (b)	2.90%		(13.08)%		3.12%	(2.97)%	4.93%		(0.97)%

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$867		$918		$1,657	$3,807	$5,821		$13,364

Ratio of Gross Expenses to Average Net Assets (c)	1.92	% (f)	1.78%		1.82%	1.78%	1.84%		1.74%
Ratio of Net Expenses and Net of Waivers to Average Net Assets	1.92	% (f)	1.78%		1.82%	1.78%	1.84	% (c)	1.74%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	1.53	% (f)	(0.67)%		(1.55)%	(1.28)%	(0.23)%		2.61%
Portfolio Turnover Rate	1	% (g)	15%		11%	11066%	2%		217%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Amount is less than $0.005 per share.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Not annualized

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$11.81		$14.42	$14.68	$15.25	$14.95	$16.03

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.12		(0.04)	(0.17)	(0.14)	0.02	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.13		(1.69)	0.69	(0.24)	0.77	(0.55)
Total From Operations	0.25		(1.73)	0.52	(0.38)	0.79	(0.09)

Less Distributions:
From Paid in Capital	—		(0.05)	—	—	—	—
From Net Investment Income	—		(0.83)	(0.78)	(0.19)	(0.49)	(0.99)
Total Distributions	—		(0.88)	(0.78)	(0.19)	(0.49)	(0.99)

Paid-in-Capital from Redemption Fees	—		—	—	—	—	0.00	(f)

Net Asset Value, End of Period	$12.06		$11.81	$14.42	$14.68	$15.25	$14.95

Total Return (b)	3.03%		(12.76)%	3.54%	(2.68)%	5.34%	(0.64)%

Net Assets, End of Period (000’s)	$114,368		$116,836	$175,124	$216,144	$274,941	$284,993

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.65	% (h)	1.53%	1.56%	1.55%	1.58%	1.46%
Ratio of Net Expenses to Average Net Assets (c)	1.50	% (h)	1.43%	1.43%	1.43%	1.43%	1.48	% (e)
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(g)	1.89	% (h)	(0.32)%	(1.14)%	(0.95)%	0.12%	3.01%
Portfolio Turnover Rate	1	% (i)	15%	11%	11066%	2%	217%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(f)	Amount is less than $0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$13.89		$16.39	$15.46	$16.27	$15.31	$15.46

Activity from Investment Operations:
Net Investment Income (a)	0.22		0.11	0.34	0.36	0.50	0.42
Net Realized and Unrealized Gain (Loss) on Investments	(0.17)		(1.73)	0.94	(0.82)	0.95	(0.18)
Total From Operations	0.05		(1.62)	1.28	(0.46)	1.45	0.24

Less Distributions:
From Paid in Capital	—		(0.12)	—	—	—	—
From Net Investment Income	(0.20)		—	(0.35)	(0.35)	(0.49)	(0.39)
From Net Realized Gains	—		(0.76)	—	—	—	—
Total Distributions	(0.20)		(0.88)	(0.35)	(0.35)	(0.49)	(0.39)

Net Asset Value, End of Period	$13.74		$13.89	$16.39	$15.46	$16.27	$15.31

Total Return (b)	0.34%		(10.36)%	8.30%	(2.85)%	9.62%	1.64%

Net Assets, End of Period (000’s)	$157,925		$147,782	$153,899	$152,522	$180,342	$170,030

Ratio of Gross Expenses to Average Net Assets including interest expense (c)	1.10	% (f)	1.01%	1.07%	1.09%	1.09%	1.04%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	1.04%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(e)	1.10	% (f)	1.01%	1.07%	1.09%	1.09%	0.96%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.00	% (f)	1.00%	1.00%	1.00%	1.00%	0.96%
Ratio of Net Investment Income to Average Net Assets (c)(d)	3.06	% (f)	0.76%	2.11%	2.26%	3.13%	2.73%
Portfolio Turnover Rate	473	% (g)	860%	8%	250%	7%	280%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Annualized.

(g)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$14.55		$17.05	$16.17	$16.90	$15.61	$15.72

Activity from Investment Operations:
Net Investment Income (a)	0.15		0.12	0.13	0.46	0.45	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(1.74)	1.07	(1.06)	1.00	(0.12)
Total From Operations	0.05		(1.62)	1.20	(0.60)	1.45	0.21

Less Distributions:
From Paid in Capital	—		(0.12)	—	—	—	—
From Net Investment Income	(0.20)		—	(0.32)	(0.13)	(0.16)	(0.32)
From Net Realized Gains	—		(0.76)	—	—	—	—
Total Distributions	(0.20)		(0.88)	(0.32)	(0.13)	(0.16)	(0.32)

Net Asset Value, End of Period	$14.40		$14.55	$17.05	$16.17	$16.90	$15.61

Total Return (b)	0.33%		(9.94)%	7.47%	(3.60)%	9.35%	1.31%

Net Assets, End of Period (000’s)	$16	(f)	$16 (f)	$18 (f)	$194 (f)	$89	$162

Ratio of Gross Expenses to Average Net Assets including interest expense (c)	1.35	% (g)	1.26%	1.32%	1.34%	1.34%	1.25%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.25	% (g)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(e)	1.35	% (g)	1.26%	1.32%	1.34%	1.34%	1.22%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.25	% (g)	1.25%	1.25%	1.25%	1.25%	1.22%
Ratio of Net Investment Income to Average Net Assets (c)(d)	1.99	% (g)	0.77%	0.05%	2.72%	2.78%	2.08%
Portfolio Turnover Rate	473	% (h)	860%	8%	250%	7%	280%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Amount is actual; not presented in thousands.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended,	Year Ended,	November 2, 2017
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019	Through October 31, 2018*
	(Unaudited)
Net Asset Value, Beginning of Period	$12.99		$17.19	$14.49	$14.39	$14.67	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.21		0.07	(0.04)	(0.07)	0.18	0.08
Net Realized and Unrealized Gain (Loss) on Investments	1.59		(2.05)	3.68	0.30	(0.17)	(0.32)
Total From Operations	1.80		(1.98)	3.64	0.23	0.01	(0.24)

Less Distributions:
From Paid in Capital	—		—	—	—	(0.02)	(0.09)
From Net Investment Income	(0.24)		(2.22)	(0.94)	(0.13)	(0.27)	(0.00	) (h)
Total Distributions	(0.24)		(2.22)	(0.94)	(0.13)	(0.29)	(0.09)

Net Asset Value, End of Period	$14.55		$12.99	$17.19	$14.49	$14.39	$14.67

Total Return (b)	13.85%		(13.72)%	25.54%	1.63%	0.04%	(1.58)%

Net Assets, End of Period (000’s)	$259,996		$214,447	$192,488	$127,599	$108,823	$81,628

Ratio of Gross Expenses to Average Net Assets (e)(f)	1.22	% (c)	1.23%	1.24%	1.29%	1.26%	1.23	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20	% (c)	1.20%	1.20%	1.20%	1.20%	1.20	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e)(g)	2.98	% (c)	0.49%	(0.24)%	(0.47)%	1.19%	0.55	% (c)
Portfolio Turnover Rate	118	% (d)	413%	63%	230%	344%	682	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the		For the	For the	For the	For the Period
	Six Months Ended		Year Ended		Year Ended	Year Ended,	Year Ended,	November 2, 2017
	April 30, 2023		October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019	Through October 31, 2018*
	(Unaudited)
Net Asset Value, Beginning of Period	$13.00		$17.18		$14.66	$14.57	$14.66	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.14		(1.78	) (j)	(0.21)	(0.09)	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1.65		(0.59)		3.63	0.29	(0.19)	(0.33)
Total From Operations	1.79		(2.37)		3.42	0.20	(0.02)	(0.27)

Less Distributions:
From Paid in Capital	—		—		—	—	(0.02)	(0.07)
From Net Investment Income	(0.24)		(1.81)		(0.90)	(0.11)	(0.05)	(0.00	) (b)
Total Distributions	(0.24)		(1.81)		(0.90)	(0.11)	(0.07)	(0.07)

Net Asset Value, End of Period	$14.55		$13.00		$17.18	$14.66	$14.57	$14.66

Total Return (c)	13.77%		(15.58)%		22.46%	1.36%	(0.16)%	(1.79)%

Net Assets, End of Period (000’s)	$17	(d)	$15	(d)	$18 (d)	$9	$32	$153

Ratio of Gross Expenses to Average Net Assets (e)(f)	1.47	% (g)	1.48%		1.49%	1.54%	1.51%	1.51	% (g)
Ratio of Net Expenses to Average Net Assets (e)	1.45	% (g)	1.45%		1.45%	1.45%	1.45%	1.45	% (g)
Ratio of Net Investment Income (Loss) to Average Net Assets (e)(h)	1.97	% (g)	0.24%		(0.71)%	(0.60)%	1.17%	0.38	% (g)
Portfolio Turnover Rate	118	% (i)	413%		63%	230%	344%	682	% (i)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.005.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Total returns for periods less than one year are not annualized.

(d)	Amount is actual, not presented in thousands.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Annualized.

(h)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(i)	Not annualized.

(j)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the		For the	For the	For the	For the		For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		November 2, 2017
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		Through October 31, 2018*
	(Unaudited)
Net Asset Value, Beginning of Period	$17.19		$20.09	$15.81	$14.74	$14.48		$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.21		0.10	0.18	0.12	0.22		0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.86		(1.06)	5.41	1.23	0.37		(0.53)
Total From Operations	1.07		(0.96)	5.59	1.35	0.59		(0.18)

Less Distributions:
Pain in Capital	—		(0.65)	—	—	—		—
From Net Realized Gains	—		(0.51)	—	—	(0.00	) (h)	—
From Net Investment Income	(0.11)		(0.78)	(1.31)	(0.28)	(0.33)		(0.34)
Total Distributions	(0.11)		(1.94)	(1.31)	(0.28)	(0.33)		(0.34)

Net Asset Value, End of Period	$18.15		$17.19	$20.09	$15.81	$14.74		$14.48

Total Return (b)	6.25%		(5.30)%	36.79%	9.25%	4.16%		(1.27)%

Net Assets, End of Period (000’s)	$239,953		$208,192	$172,256	$88,389	$77,875		$55,694

Ratio of Gross Expenses to Average Net Assets (e)(f)	1.31	% (c)	1.30%	1.34%	1.45%	1.40%		1.41	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.30	% (c)	1.30%	1.30%	1.30%	1.30%		1.30	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.35	% (c)	0.57%	0.93%	0.77%	1.52%		2.30	% (c)
Portfolio Turnover Rate	247	% (d)	934%	160%	628%	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class N
	For the		For the	For the	For the	For the		For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		November 2, 2017
	April 30, 2023		October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019		Through October 31, 2018*
	(Unaudited)
Net Asset Value, Beginning of Period	$17.37		$20.33	$16.00	$14.90	$14.47		$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.19		0.05	0.09	0.32	0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.88		(1.06)	5.54	1.02	0.36		(0.50)
Total From Operations	1.07		(1.01)	5.63	1.34	0.56		(0.22)

Less Distributions:
Paid in Capital	—		(0.65)	—	—	—		—
From Net Realized Gains	—		(0.51)	—	—	(0.00	) (h)	—
From Net Investment Income	—		(0.78)	(1.30)	(0.24)	(0.13)		(0.31)
Total Distributions	—		(1.94)	(1.30)	(0.24)	(0.13)		(0.31)

Net Asset Value, End of Period	$18.44		$17.37	$20.33	$16.00	$14.90		$14.47

Total Return (b)	6.16%		(5.59)%	36.55%	9.06%	3.90%		(1.52)%

Net Assets, End of Period	$2,554		$2,407	$21	$177	$77,879		$136,939

Ratio of Gross Expenses to Average Net Assets (e)(f)	1.56	% (c)	1.55%	1.59%	1.70%	1.65%		1.67	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.55	% (c)	1.55%	1.55%	1.55%	1.55%		1.55	% (c)
Ratio of Net Investment Income to Average Net Assets (e)(g)	2.14	% (c)	0.28%	0.97%	2.07%	1.42%		1.85	% (c)
Portfolio Turnover Rate	247	% (d)	934%	160%	628%	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2023

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax -efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short -term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open -end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed the Funds’ adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2023 for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$47,510,982	$108,222,638	$—	$155,733,620
U.S. Government and Agencies	—	44,708,071	—	44,708,071
Corporate Bonds	—	31,472,791	—	31,472,791
Swaps *	—	492,767	—	492,767
Total	$47,510,982	$184,896,267	$—	$232,407,249

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$29,855	$—	29,855

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$143,451,494	—	—	$143,451,494
Open-End Funds	793,407	—	—	793,407
Total	$144,244,901	—	—	$144,244,901

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$3,632	$—	$3,632

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$169,279,054	$—	$—	$169,279,054
Short-Term Investments	21,993,978	45,134,083	—	67,128,061
Swaps*	—	2,109,899	—	2,109,899
Total	$191,273,032	$47,243,982	$—	$238,517,014

Liabilities
Swaps *	$—	$2,058,779	$—	$2,058,779

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$127,113,434	$—	$—	$127,113,434
Short-Term Investments	6,904,171	14,804,277	—	21,708,448
U.S. Government and Agencies	—	10,583,146	—	10,583,146
Exchange-Traded Funds	44,976,415	—	—	44,976,415
Open End Funds	172,483	—	—	172,483
Swaps *	—	144,750	—	144,750
Total	$179,166,503	$25,532,173	$—	$204,698,676

Liabilities
Swaps *	$—	$479,547	$—	$479,547

The Funds did not hold any Level 3 securities during the period.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Managed Municipal Income Fund, AlphaFactor Tactical International Fund and SMarT Fund invested in during the six months ended April 30, 2023 was $139,647,903, $6,994,608, $225,898,232, and $59,536,536, respectively.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2023 was $25,333,333.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2023:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Appreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2023:

Managed Volatility Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Credit Default Swap Contracts:
Credit Risk	$178,957	$—
Total Return Swap Contracts:
Equity Risk	313,810	(29,855)
Total	$492,767	$(29,855)

Managed Municipal Income Fund
Liability Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(3,632)
Total	$—	$(3,632)

AlphaFactor Tactical International Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$2,109,899	$(2,058,779)
Total	$2,109,899	$(2,058,779)

SMarT Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$144,750	$(479,547)
Total	$144,750	$(479,547)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The following is a summary of the location of derivative investments on the Statements of Operations for the six months ended April 30, 2023:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2023:

Managed Volatility Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type	Credit Risk	Equity Risk	Ended April 30, 2023
Credit Default Swap Contracts	$327,099	$—	$327,099
Total Return Swap Contracts	—	(286,400)	(286,400)

Managed Municipal Income Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2023
Total Return Swap Contracts		$44,577	$44,577

AlphaFactor Tactical International Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2023
Total Return Swap Contracts		$(167,148)	$(167,148)

SMarT Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Six Months
Derivative Investment Type		Equity Risk	Ended April 30, 2023
Total Return Swap Contracts		$(757,279)	$(757,279)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Six Months
Derivative Investment Type		Credit Risk	Equity Risk	Ended April 30, 2023
Credit Default Swap Contracts		$591,187	$—	$591,187
Total Return Swap Contracts		—	1,747,241	1,747,241

Managed Municipal Income Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Six Months
Derivative Investment Type			Equity Risk	Ended April 30, 2023
Total Return Swap Contracts			$(1,777,841)	$(1,777,841)

AlphaFactor Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Six Months
Derivative Investment Type			Equity Risk	Ended April 30, 2023
Total Return Swap Contracts			$8,701,818	$8,701,818

SMarT Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Six
	Interest Rate			Months Ended April
Derivative Investment Type	Risk	Credit Risk	Equity Risk	30, 2023
Total Return Swap Contracts	$—	$—	$3,876,673	$3,876,673

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2023.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Municipal Income Fund

				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(3,632)	$—	$(3,632)	$3,632	$—	(1)	$—
Total	$(3,632)	$—	$(3,632)	$3,632	$—		$—

Tactical International Fund

				Gross Amounts Not Offset in the Statement of
Assets				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Assets
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Assets	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$2,109,899	$—	$2,109,899	$(2,058,779)	$—		$51,120
Total	$2,109,899	$—	$2,109,899	$(2,058,779)	$—		$51,120

				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(2,058,779)	$—	$(2,058,779)	$2,058,779	$—	(1)	$—
Total	$(2,058,779)	$—	$(2,058,779)	$2,058,779	$—		$—

SMarT Fund

				Gross Amounts Not Offset in the Statement of
Assets				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Assets
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Assets	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$144,750	$—	$144,750	$(144,750)	$—	(1)	$—
Total	$144,750	$—	$144,750	$(144,750)	$—		$—

				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(479,547)	$—	$(479,547)	$144,750	$334,797		$—
Total	$(479,547)	$—	$(479,547)	$144,750	$334,797		$—

Managed Volatility Fund

				Gross Amounts Not Offset in the Statement of
Assets				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Assets
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Assets	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$492,767	$—	$492,767	$(29,855)	$—	(1)	$462,912
Total	$492,767	$—	$492,767	$(29,855)	$—		$462,912

				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(29,855)	$—	$(29,855)	$29,855	$—	(1)	$—
Total	$(29,855)	$—	$(29,855)	$29,855	$—		$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Funds did not invest in options during the six months ended April 30, 2023.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2020 to October 31, 2022 for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2023 amounted to the following:

	Purchases		Sales
		United States Treasury		United States
Fund	Investments	Notes	Investments	Treasury Notes
Managed Volatility Fund	$—	$151,024,179	$2,317,258	$184,225,228
Municipal Income Fund	309,158,158	—	309,052,070	—
Tactical International Fund	162,924,548	207,106,707	155,641,000	219,314,027
SMarT Fund	372,858,623	201,724,649	356,999,500	232,407,24

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, U.S. government securities risk and valuation risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, rules based strategy risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, the Funds may not participate in market advances or declines to the same extent that it would if the Fund was more fully invested. With respect to the Municipal Income Fund, the Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risk of owning the underlying investments held by the investment company or ETF. A Fund will also incur brokerage costs when it purchases and sells ETFs.

Liquidity Risk – Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19 and could have a negative effect on the Fund’s performance.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Money Market Instrument Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 significantly stressed the financial resources of many municipal issuers ability to meet their financial obligations when due and adversely impacting the value of their bonds.

Swap Risk – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective. See Note 2 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – Managed Volatility Fund is subject to credit default swaps risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

Taxability Risk – Municipal Income Fund is subject to taxability risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value. In order to pay tax -exempt interest, tax -exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. If the Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk – A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Funds may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This may cause the Fund’s net asset value per share including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2024 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	N/A*
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

*	Effective March 1, 2023, the expense limitation was eliminated for Managed Volatility Class Y. The expense limitation was 1.43% prior to March 1, 2023.

During the six months ended April 30, 2023 the Advisor waived advisory fees of $85,838, $79,872, $23,876, and $11,074 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical International
Year	Volatility Fund	Fund	Fund	SMarT Fund
2023	$299,527	$158,926	$112,009	$123,172
2024	247,949	106,128	62,459	41,530
2025	148,232	16,950	4,521	552
Total	$695,708	$282,004	$178,989	$165,254

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2023, Class N paid $1,193, $0, $0, and $4 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund, respectively.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the six months ended April 30, 2023 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2023, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$238,206,669	$42,027	$(6,334,214)	(6,292,187)
Redwood Managed Municipal Income Fund	144,388,941	—	(144,040)	(144,040)
Redwood AlphaFactor Tactical International Fund	230,125,855	8,766,269	(2,485,009)	6,281,260
Redwood Systematic Macro Trend Fund	204,046,921	3,464,243	(2,957,238)	507,005

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$16,764,030	$—	$1,067,130	$—	$17,831,160
Redwood Managed Municipal Income Fund	—	7,503,545	1,250,087	—	8,753,632
Redwood AlphaFactor Tactical International Fund	26,600,765	—	19,002	—	26,619,767
Redwood Systematic Macro Trend Fund	13,270,279	159,316	6,131,765	—	19,561,360

For the year ended October 31, 2021:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$14,308,569	$—	$—	$—	$14,308,569
Redwood Managed Municipal Income Fund	359,576	96,649	—	—	456,225
Redwood AlphaFactor Tactical International Fund	8,146,017	—	—	—	8,146,017
Redwood Systematic Macro Trend Fund	7,470,889	—	—	—	7,470,889

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

As of October 31, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$(75,785,346)	$—	$(8,376,979)	$(84,162,325)
Redwood Managed Municipal Income Fund	(16,310,189)	—	(239,794)	(16,549,983)
Redwood AlphaFactor Tactical International Fund	(38,029,841)	—	(290,669)	(38,320,510)
Redwood Systematic Macro Trend Fund	—	—	6,075,680	6,075,680

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales and tax adjustments for real estate investment trusts and C-Corporation return of capital distributions. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(58,909) for the Redwood AlphaFactor Tactical International Fund.

At October 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$62,818,059	$12,967,287	$75,785,346	$—
Redwood Managed Municipal Income Fund	16,268,536	41,653	16,310,189	—
Redwood AlphaFactor Tactical International Fund	36,008,671	2,021,170	38,029,841	—
Redwood Systematic Macro Trend Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, the book/tax basis treatment of net operating losses, return of capital, and adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2022, as follows:

		Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$(1,522,578)	$1,522,578
Redwood Managed Municipal Income Fund	(43,579)	43,579
Redwood AlphaFactor Tactical International Fund	(19,002)	19,002
Redwood Systematic Macro Trend Fund	723,654	(723,654)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2023 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed Volatility	Municipal	International
Owner	Fund	Income Fund	Fund	SMarT Fund
TD Ameritrade (1)	40.6%	41.0%	53.0%	48.4%

(1)	These owners are comprised of multiple investors and accounts.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2023

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Managed Municipal Income Fund	BlackRock Liquidity Funds Muni Cash, Institutional Class	29.3%
	JPMorgan Municipal Money Market Fund, Agency Class	29.5%
	JPMorgan Tax Free Money Market Fund, Agency Class	29.5%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2023

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2022 and held through April 30, 2023.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	11/1/2022	4/30/2023	Period*	4/30/2023	Period*
Redwood Managed Volatility Fund	1.67%	$1,000.00	$1,029.80	$8.40	$1,016.51	$8.35
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,003.40	$4.97	$1,019.84	$5.01
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$1,138.50	$6.36	$1,018.84	$6.01
Redwood Systematic Macro Trend “SMarT” Fund	1.30%	$1,000.00	$1,062.50	$6.65	$1,018.35	$6.51

Class N
Redwood Managed Volatility Fund	1.92%	$1,000.00	$1,029.00	$9.66	$1,015.27	$9.59
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,003.30	$6.21	$1,018.60	$6.26
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$1,137.70	$7.69	$1,017.60	$7.25
Redwood Systematic Macro Trend “SMarT” Fund	1.55%	$1,000.00	$1,061.60	$7.92	$1,017.11	$7.75

Class Y
Redwood Managed Volatility Fund	1.50%	$1,000.00	$1,030.30	$7.55	$1,017.36	$7.50

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2023 (181) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2023

Approval of Advisory Agreement

Redwood Funds

At a meeting held on December 20–21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (each a “Redwood Fund” and together the “Redwood Funds”). In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to each Redwood Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Redwood Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of each Redwood Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. The Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreements with respect to each of the Redwood Funds included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with respect to each of the Redwood Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Redwood Funds and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly period; Redwood’s compliance policies and procedures, including its business continuity and

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

cybersecurity policies, a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j -1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the Redwood Funds as compared to a respective peer group of other mutual funds or ETFs, as applicable, with similar investment strategies.

In considering the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used in the Redwood Funds and that the Redwood Funds each employed quantitative and tactical investment elements which require a significant level of sophistication and labor to execute. The Board noted that in addition to the portfolio management functions, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (the “CCO”) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including evaluations of the regulatory compliance systems of Redwood and determinations that Redwood’s procedures are reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures relating to business continuity and cybersecurity, including the Trust’s CCO review and evaluation of these policies and procedures, and that the CCO found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program, and that Redwood had not had any significant turnover in staff performing compliance and operations functions. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance programs, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts and that Redwood’s risk management and associated policies and procedures appeared to be operating effectively to identify and monitor risks based upon information from the CCO. The Board also considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the Redwood Funds and that the Adviser had continued to provide the same level, nature, extent and quality of services to the Redwood Funds. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Redwood Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Redwood Funds.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Redwood Funds and that the nature,

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

overall quality and extent of the management services provided by Redwood to the Redwood Funds was satisfactory and reliable.

Performance. In considering each Redwood Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each of the Redwood Fund’s performance results. Among other data, the Board considered each Redwood Fund’s performance as compared to the Peer Group’s performance. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. With respect to those Redwood Funds that operated as ETFs, the Board also received discount/premium information, as well as tracking error information for those Redwood Funds passively managed against an index.

With respect to the Redwood Managed Municipal Income Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year, three- year, five-year, and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund had outperformed the median of its Morningstar category and Peer Group for each of the one-year, three-year, five-year, and since inception periods. The Board also noted that the Fund outperformed its benchmark for the one-year, five-year and since inception periods. The Board also noted how the Fund had performed during periods of interest rate volatility.

With respect to the Redwood Managed Volatility Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year, three-year, five-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund underperformed the median of its Peer Group and Morningstar category, and its benchmark for each of the one-year, three-year, five-year, and since inception periods. The Board took into account the Adviser’s discussion of the factors that contributed to the Fund’s relative performance, including differences in the Fund’s strategy from the funds in the Peer Group. The Board also noted the Fund’s prior performance over the longer term.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund had outperformed the median of its Peer Group and Morningstar category and its benchmark index for each of the one-year, three-year, and since inception periods.

With respect to the Redwood AlphaFactor Tactical International Fund (for this paragraph only, the “Fund”), the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended September 30, 2022 as compared to the performance of the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund outperformed the median of its Peer Group and Morningstar category for each of the one- year, three-year, and since inception periods. The Board also considered that the Fund had

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

underperformed as compared to the benchmark for each of the one-year, three-year, and since inception periods.

The Board also considered the Adviser’s discussion of each Redwood Fund’s performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each Fund’s risk adjusted returns and how each Fund was managed, including whether each Fund was managed according to an index or actively managed by Redwood. The Board also noted that that Redwood was actively monitoring the performance of each Redwood Fund. The Board also considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the Redwood Funds was satisfactory or, in the case of underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each Redwood Fund’s advisory fee and operating expenses compared to each Redwood Fund’s Peer Group and respective Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the funds in the Peer Group had a wide range of asset levels and varying expense record dates.

With respect to the Redwood Managed Municipal Income Fund, the Board noted, among other data, that the Fund’s advisory fee and total net expenses were above the median of both of the Fund’s Peer Group and its Morningstar category. The Board also considered Redwood’s commentary that there were limited tactical municipal funds to which the fund can be directly compared, as well as that the Fund’s investment methodology differed from the funds in the Peer Group.

With respect to the Redwood Managed Volatility Fund, the Board noted, among other data, that the Fund’s advisory fee and total net expenses were above the median of both the Fund’s Peer Group and its Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from the other funds in the Peer Group.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board noted, among other data, that the Fund’s advisory fee and net total expenses were equal to the median of the Peer Group, but higher than the median of the Morningstar category. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from the other funds in the Peer Group.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the Fund’s advisory fee and net total expenses were above the median of both the Fund’s Peer Group and its Morningstar category. The Board further noted the Fund’s advisory fee and net total expenses are equal to the Morningstar category high. The Board considered Redwood’s commentary that it believes there are no true competitors to the Fund in the registered fund space, notwithstanding Morningstar’s selection of the Peer Group, in view of its security selection methodology and tactical and risk management strategies.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

The Board took into account Redwood’s discussion of the Redwood Funds’ expenses. The Board considered that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.67% and 1.92% for Class I and Class N shares of the Redwood Managed Volatility Fund; 1.00% and 1.25% of the average net assets of Class I and Class N shares of the of the Redwood Managed Municipal Income Fund; 1.45%, and 1.20% for Class N and Class I shares, respectively, of the Redwood AlphaFactor Tactical International Fund; and 1.55%, and 1.30% for Class N and Class I shares, respectively, of the Redwood Systematic Macro Trend (“SMarT”) Fund.

Based on the factors above, the Board concluded that the advisory fee for each of the Redwood Funds was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the Redwood Funds. The Board reviewed a profitability analysis prepared by Redwood based on each Redwood Fund’s asset levels and considered the total profits of Redwood from its relationship with each of the Redwood Funds on a Fund-by-Fund basis and for the Redwood Funds and other funds advised by Redwood in the aggregate. The Board also took into account that Redwood had agreed to reimburse expenses to limit net annual operating expenses with respect to Redwood Funds. The Board concluded that Redwood’s profitability from its relationship with each of the Redwood Funds, if any, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each Redwood Fund as each Redwood Fund grew and whether fee levels reflected these economies. The Board noted that each Redwood Fund’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Funds’ fee structures, including the current size of the Funds as well as the level of expenses with respect to each Fund. The Board considered the profitability analysis provided by the Adviserand noted that while expenses of managing each Redwood Fund as a percentage of assets under management were expected to decrease as each Redwood Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once the respective Redwood Fund had achieved sufficient scale.

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2023

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood Funds. The Board considered that Redwood uses certain Redwood Funds as components of model portfolios it builds for its clients. The Board considered that Redwood did not believe it receives any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to each of the Redwood Funds for an additional one-year term was in the best interests of each Redwood Fund and its shareholders.

In evaluating each Advisory Agreement’s renewal, the Board considered a variety of factors, including the factors discussed above, conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

REDWOOD-SAR23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end management investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end management investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 6, 2023